Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Predecessor [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Accumulated Other Comprehensive Income [Member]	Successor [Member]	Successor [Member] General Partner's Capital [Member]	Successor [Member] Limited Partners' Capital [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Accumulated Other Comprehensive Income [Member]	Successor [Member] Accumulated Other Comprehensive Income [Member]
Predecessor equity, beginning balance at Dec. 31, 2008	$ 903,370		$ 71	$ 765,645	$ 128,648	$ 9,006
Common stock, shares outstanding, beginning balance at Dec. 31, 2008			70,524,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	228,702				228,702
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	3,822					3,822
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(4,133)					(4,133)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	7,244					7,244
Exercise of stock options and other, shares			169,000
Exercise of stock options and other, amount	1,441			1,441
Shares purchased under ESPP, shares			281,000
Shares issued under ESPP, amount	5,938			5,938
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, shares			282,000
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, amount	(1,419)			(1,419)
Equity-based compensation expense	32,506			32,506
Predecessor equity, ending balance at Dec. 31, 2009	1,177,471		71	804,111	357,350	15,939
Common stock, shares outstanding, ending balance at Dec. 31, 2009			71,256,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	52,713
Successor equity, ending balance at Mar. 31, 2010
Predecessor equity, beginning balance at Dec. 31, 2009	1,177,471		71	804,111	357,350	15,939
Common stock, shares outstanding, beginning balance at Dec. 31, 2009			71,256,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	256,084				256,084
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(2,923)					(2,923)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(1,780)					(1,780)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	6,185					6,185
Exercise of stock options and other, shares			433,000
Exercise of stock options and other, amount	10,462		1	10,461
Shares purchased under ESPP, shares			218,000
Shares issued under ESPP, amount	6,540			6,540
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, shares			89,000
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, amount	(1,741)			(1,741)
Equity-based compensation expense	32,781			32,781
Predecessor equity, ending balance at Dec. 31, 2010	1,483,079		72	852,152	613,434	17,421
Common stock, shares outstanding, ending balance at Dec. 31, 2010	71,995,502		71,996,000
Successor equity, beginning balance at Sep. 30, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	73,993
Predecessor equity, ending balance at Dec. 31, 2010	1,483,079
Common stock, shares outstanding, ending balance at Dec. 31, 2010	71,995,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	68,418
Successor equity, ending balance at Mar. 31, 2011
Predecessor equity, beginning balance at Dec. 31, 2010	1,483,079
Common stock, shares outstanding, beginning balance at Dec. 31, 2010	71,995,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	240,569
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(6,502)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(1,512)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	1,509
Successor equity, ending balance at Sep. 30, 2011
Predecessor equity, beginning balance at Dec. 31, 2010	1,483,079		72	852,152	613,434	17,421
Common stock, shares outstanding, beginning balance at Dec. 31, 2010	71,995,502		71,996,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	190,938				190,938
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	1,836					1,836
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(1,627)					(1,627)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	2,717					2,717
Exercise of stock options and other, shares			1,053,000
Exercise of stock options and other, amount	43,358		1	43,357
Shares purchased under ESPP, shares			203,000
Shares issued under ESPP, amount	8,058			8,058
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, shares			85,000
Restricted stock issued, net of forfeitures and shares withheld for minimum tax withholdings, amount	(3,855)			(3,855)
Equity-based compensation expense	81,354			81,354
Deferred taxes on stock options	31,252			31,252
Elimination of pre-merger equity, shares			(73,167,000)
Elimination of pre-merger equity, value	(1,837,110)	(1,012,318)	(73)		(804,372)	(20,347)
Assumption of convertible note hedges										(314,857)
Assumption of convertible note warrants										280,220
Successor equity, ending balance at Nov. 03, 2011								0
Predecessor equity, ending balance at Nov. 03, 2011	1,837,110		73	1,012,318	804,372	20,347
Common stock, shares outstanding, ending balance at Nov. 03, 2011			73,167,000
Successor equity, beginning balance at Sep. 30, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(49,631)
Elimination of pre-merger equity, value	(1,837,110)	(1,012,318)
Assumption of convertible note hedges										(314,857)
Assumption of convertible note warrants										280,220
Successor equity, ending balance at Nov. 03, 2011								0
Predecessor equity, ending balance at Nov. 03, 2011	1,837,110
Successor equity, beginning balance at Nov. 01, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Elimination of pre-merger equity, value		(1,012,318)
Capital contributions from limited partners							1,714,398		1,714,398
Assumption of convertible note hedges							(314,857)			(314,857)
Assumption of convertible note warrants							280,220			280,220
Successor equity, ending balance at Nov. 03, 2011							1,679,761	0	1,714,398	(34,637)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)							(114,869)		(114,869)
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							(5,841)				(5,841)	(5,841)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Increase (Decrease) in Partners' Capital [Roll Forward]
Distribution to limited partners							(543)		(543)
Equity-based compensation expense							299		299
Settlement of convertible note hedges							314,857			314,857
Settlement of convertible note warrants							(280,220)			(280,220)
Successor equity, ending balance at Dec. 31, 2011							1,593,444	0	1,599,285		(5,841)
Predecessor equity, ending balance at Dec. 31, 2011							1,593,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)							(181,124)
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							(1,587)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Predecessor equity, ending balance at Sep. 30, 2012							1,410,138
Successor equity, beginning balance at Jun. 30, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)							(35,812)
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							1,597
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively							0
Predecessor equity, ending balance at Sep. 30, 2012							$ 1,410,138